Operating Revenue (Schedule of Aggregate Amount of Transaction Price Allocated To Fixed-price Performance Obligations That Unsatisfied At End of Reporting Period And Expected To be Recognized) (Detail1)
$ in Millions
Jun. 30, 2019 USD ($)
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 19,916
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	15
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 20,626